Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash and cash equivalents [abstract]
Restricted cash and bank balances	$ 42	$ 44	$ 62